Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Because we do not currently grant stock options covering our listed Class A common stock, and have not since our direct listing, we do not have a policy or practice regarding option grant timing. Our Board and the LDCC do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information. We did not grant stock options to any of our NEOs in 2025 and have never granted stock appreciation rights.

Award Timing Method	Because we do not currently grant stock options covering our listed Class A common stock, and have not since our direct listing, we do not have a policy or practice regarding option grant timing. Our Board and the LDCC do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because we do not currently grant stock options covering our listed Class A common stock, and have not since our direct listing, we do not have a policy or practice regarding option grant timing. Our Board and the LDCC do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information.